Cash and Bank Balances (Details) - Schedule of Cash and Bank Balances	6 Months Ended	12 Months Ended
	Dec. 31, 2023 MYR (RM)	Jun. 30, 2023 MYR (RM)	Dec. 31, 2023 USD ($)
Schedule of Cash and Bank Balances [Abstract]
Cash and bank balances	RM 30,080,568	RM 31,453,867
Deposits with license banks	23,549,306	24,729,745
Total Cash and bank balances	RM 53,629,874	RM 56,183,612	$ 11,671,355